Annual Fund Operating Expenses - Institutional Shares - Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	Apr. 30, 2021
Operating Expenses:
Management Fees	0.64%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.75%